Due to Related Parties (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2013 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2013 Other Segments USD ($)	Dec. 31, 2013 Other Segments CNY
Related Party Transaction [Line Items]
Payable to related parties	$ 442,226	2,677,106	598,953	$ 442,220	2,677,066	598,953	$ 6	40